Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Asset Retirement Obligations [abstract]
Summary of asset retirement obligations

	Turkiye	Canada	Greece	Romania	Total

At January 1, 2022	$54,594	$15,838	$51,535	$13,488	$135,455
Accretion during the year (1)	965	144	871	262	2,242
Revisions to estimate	161	(1,767)	(9,266)	(3,439)	(14,311)
Settlements	(1,199)	—	(2,003)	—	(3,202)
Reclassified to liabilities associated with assets held for sale	—	—	—	(10,311)	(10,311)
At December 31, 2022	$54,521	$14,215	$41,137	$—	$109,873
Less: Current portion	—	—	(3,980)	—	(3,980)
Long term portion	$54,521	$14,215	$37,157	$—	$105,893

Estimated undiscounted amount	$92,673	$20,022	$72,973	$—	$185,668

	Turkiye	Canada	Greece	Romania	Total

At January 1, 2021	$44,816	$12,961	$51,940	$1,661	$111,378
Acquired during the year	—	3,300	—	—	3,300
Accretion during the year (1)	608	131	649	24	1,412
Revisions to estimate	10,209	(554)	220	11,803	21,678
Settlements	(1,039)	—	(1,274)	—	(2,313)
At December 31, 2021	$54,594	$15,838	$51,535	$13,488	$135,455
Less: Current portion	—	—	(4,088)	—	(4,088)
Long term portion	$54,594	$15,838	$47,447	$13,488	$131,367

Estimated undiscounted amount	$71,404	$18,416	$68,704	$19,062	$177,586
(1) Accretion expense for the Romanian reporting segment has been reclassified to loss from discontinued operations for the years ended December 31, 2022 and 2021 (Note 6 (a)).

Summary of present value of estimated future net cash outflows
The provision is calculated as the present value of estimated future net cash outflows based on the following key assumptions:

	Turkiye	Canada	Greece	Romania
	%	%	%	%
At December 31, 2022
Inflation rate	2.3 to 3.1	2.6	2.4 to 2.8	2.5
Discount rate	4.0 to 4.1	3.9	4.1 to 4.4	4.1

At December 31, 2021
Inflation rate	1.3 to 1.9	1.5	0.7 to 1.9	1.9
Discount rate	1.3 to 1.9	1.5	0.7 to 1.9	1.9